Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions		3 Months Ended				9 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2020		Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 79,284		¥ 86,795		¥ 79,995		¥ 56,836
Reclassification to allowance for investment in operating leases	[1]							(312)
Provision (Reversal)		3,981		3,507		9,093		16,038
Allowance of purchased loans during the reporting period		117		1,296		1,869		1,636
Charge-offs		(3,020)	[2]	(9,730)	[2]	(10,922)	[3]	(23,988)	[3]
Recoveries		280		168		382		526
Other	[4]	1,129		(375)		1,354		(820)
Ending balance		81,771		81,661		81,771		81,661
Collective (pool) assessment		57,355		59,613		57,355		59,613		¥ 58,141
Individual assessment		24,416		22,048		24,416		22,048		21,854
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								88,269
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		16,243		16,206		16,522		11,692
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		229		1,600		901		3,064
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(625)	[2]	(844)	[2]	(1,623)	[3]	(1,448)	[3]
Recoveries		3		1		13		9
Other	[4]	343		115		380		211
Ending balance		16,193		17,078		16,193		17,078
Collective (pool) assessment		12,810		9,627		12,810		9,627		13,267
Individual assessment		3,383		7,451		3,383		7,451		3,255
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								15,242
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		28,809		34,350		29,010		20,542
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		1,525		1,641		4,311		5,648
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(1,591)	[2]	(2,727)	[2]	(4,616)	[3]	(7,905)	[3]
Recoveries		7		150		29		401
Other	[4]	54		74		70		302
Ending balance		28,804		33,488		28,804		33,488
Collective (pool) assessment		24,787		29,118		24,787		29,118		24,761
Individual assessment		4,017		4,370		4,017		4,370		4,249
Consumer | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								35,042
Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		2,973		3,414		3,482		1,786
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		(368)		38		(913)		162
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		0	[2]	0	[2]	0	[3]	0	[3]
Recoveries		0		0		0		0
Other	[4]	67		(73)		103		(170)
Ending balance		2,672		3,379		2,672		3,379
Collective (pool) assessment		2,431		3,162		2,431		3,162		3,250
Individual assessment		241		217		241		217		232
Corporate | Non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								3,387
Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		22,513		28,421		23,141		20,209
Reclassification to allowance for investment in operating leases	[1]							0
Provision (Reversal)		1,580		380		2,278		6,529
Allowance of purchased loans during the reporting period		0		0		0		0
Charge-offs		(625)	[2]	(4,718)	[2]	(2,120)	[3]	(12,621)	[3]
Recoveries		163		3		213		72
Other	[4]	603		(502)		722		(1,330)
Ending balance		24,234		23,584		24,234		23,584
Collective (pool) assessment		16,080		16,108		16,080		16,108		15,372
Individual assessment		8,154		7,476		8,154		7,476		7,769
Corporate | Other than non-recourse loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								30,934
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]	1,702		1,508		1,835		1,458
Reclassification to allowance for investment in operating leases	[1],[5]							0
Provision (Reversal)	[5]	(135)		31		(221)		36
Allowance of purchased loans during the reporting period	[5]	117		1,296		1,869		1,636
Charge-offs	[5]	(139)	[2]	(1,297)	[2]	(1,950)	[3]	(1,724)	[3]
Recoveries	[5]	101		8		110		38
Other	[4],[5]	4		0		7		102
Ending balance	[5]	1,650		1,546		1,650		1,546
Collective (pool) assessment	[5]	629		654		629		654		681
Individual assessment	[5]	1,021		892		1,021		892		1,154
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]							1,458
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]	7,044		2,896		6,005		1,149
Reclassification to allowance for investment in operating leases	[1],[6]							(312)
Provision (Reversal)	[6]	1,150		(183)		2,737		599
Allowance of purchased loans during the reporting period	[6]	0		0		0		0
Charge-offs	[6]	(40)	[2]	(144)	[2]	(613)	[3]	(290)	[3]
Recoveries	[6]	6		6		17		6
Other	[4],[6]	58		11		72		65
Ending balance	[6]	8,218		2,586		8,218		2,586
Collective (pool) assessment	[6]	618		944		618		944		810
Individual assessment	[6]	¥ 7,600		¥ 1,642		¥ 7,600		1,642		¥ 5,195
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]							2,206
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								31,745
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								3,550
Accounting Standards Update 2016-13 [Member] | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								14,500
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								1,601
Accounting Standards Update 2016-13 [Member] | Corporate | Other than non-recourse loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance								10,725
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[5]							0
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[6]							¥ 1,369

[1]	The allowance for accrued lease payments for receivable from operating leases was reclassified to the investment in operating leases balance on April 1, 2020, due to the application of the Credit Losses Standard.
[2]	Included in Charge-off in write-offs of purchased loans were ¥1,296 million and ¥117 million during the three months ended December 31, 2020 and 2021, respectively.
[3]	Included in Charge-off in write-offs of purchased loans were ¥1,636 million and ¥1,869 million during the nine months ended December 31, 2020 and 2021, respectively.
[4]	Other mainly includes foreign currency translation adjustments and decreases in allowance related to sales of subsidiaries.
[5]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of Credit Losses Standard, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.
[6]	Other financial assets measured at amortized cost includes the allowance for credit losses on financial receivables, such as loans to affiliates and accounts receivable. The provision for credit losses of loans to affiliates recorded in equity in net income (loss) of affiliates were provisions of ¥6 million and ¥1,526 million during the nine months ended December 31, 2020 and 2021, respectively. The provision for credit losses of loans to affiliates was a reversal of ¥255 million and a provision of ¥889 million during the three months ended December 31, 2020 and 2021, respectively. In addition, the allowance for credit losses on loans to affiliates recorded as a reduction in investment in affiliates were ¥1,050 million and ¥2,655 million as of March 31, 2021 and December 31, 2021, respectively.